Portfolio of Investments
Columbia Strategic New York Municipal Income Fund, July 31, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Municipal Bonds 100.0%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Air Transportation 5.4%
New York City Industrial Development Agency(a)
Refunding Revenue Bonds
Trips Obligated Group
Series 2012A
07/01/2028	5.000%	2,000,000	2,003,007
New York Transportation Development Corp.(a)
Refunding Revenue Bonds
American Airlines, Inc. Project
Series 2021
08/01/2031	3.000%	1,300,000	1,226,122
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	600,000	569,899
12/01/2041	4.000%	600,000	564,900
Revenue Bonds
Delta Air Lines, Inc. LaGuardia
Series 2020
10/01/2040	5.000%	2,000,000	2,079,876
Terminal 4 John F. Kennedy International Airport Project
Series 2022
12/01/2041	5.000%	1,000,000	1,066,077
12/01/2042	4.000%	1,000,000	941,383
Total			8,451,264
Airport 0.4%
Niagara Frontier Transportation Authority(a)
Refunding Revenue Bonds
Buffalo Niagara International Airport
Series 2019
04/01/2039	5.000%	525,000	560,289
Charter Schools 4.8%
Albany Capital Resource Corp.
Refunding Revenue Bonds
Brighter Choice Elementary
Series 2021
04/01/2037	4.000%	1,000,000	892,090
Build NYC Resource Corp.
Revenue Bonds
Academic Leadership Charter School Project
Series 2021
06/15/2036	4.000%	200,000	193,064
Bronx Charter School for Excellence
Series 2013
04/01/2033	5.000%	1,000,000	1,009,249
International Leadership Charter School
Series 2013
07/01/2033	5.750%	1,500,000	1,509,321
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Build NYC Resource Corp.(b)
Revenue Bonds
International Leadership Charter School
Series 2016
07/01/2046	6.250%	265,000	272,085
New World Preparatory Charter School Project
Series 2021
06/15/2051	4.000%	690,000	586,067
Richmond Preparatory School Project Social Bonds
Series 2021
06/01/2056	5.000%	1,250,000	1,249,992
Secton Education Partners-Brilla Project
Series 2021
11/01/2051	4.000%	1,000,000	802,723
Monroe County Industrial Development Corp.(b)
Revenue Bonds
True North Rochester Preparatory Charter School Project
Series 2020
06/01/2059	5.000%	1,000,000	1,013,651
Total			7,528,242
Disposal 1.1%
New York State Environmental Facilities Corp.(a),(b)
Revenue Bonds
Casella Waste Systems, Inc.
Series 2019 (Mandatory Put 12/03/29)
12/01/2044	2.875%	2,000,000	1,779,089
Health Services 1.0%
New York State Dormitory Authority
Refunding Revenue Bonds
Icahn School of Medicine at Mount Sinai
Series 2015
07/01/2040	5.000%	1,500,000	1,556,660
Higher Education 4.1%
Build NYC Resource Corp.
Refunding Revenue Bonds
Manhattan College Project
Series 2017
08/01/2042	4.000%	750,000	732,780
Dutchess County Local Development Corp.
Refunding Revenue Bonds
Culinary Institute of America (The)
Series 2018
07/01/2033	5.000%	230,000	247,023
07/01/2034	5.000%	500,000	534,887
Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Fordham University
Series 2017
07/01/2035	4.000%	1,000,000	1,014,489
Teacher’s College
Series 2017
07/01/2033	4.000%	500,000	516,896
Revenue Bonds
Rochester Institute of Technology
Series 2019
07/01/2049	5.000%	1,250,000	1,379,641
St. John’s University
Series 2007C (NPFGC)
07/01/2026	5.250%	1,205,000	1,328,562
St. Lawrence County Industrial Development Agency
Refunding Revenue Bonds
Clarkson University Project
Series 2021
09/01/2040	5.000%	200,000	218,260
09/01/2041	5.000%	225,000	244,948
Troy Capital Resource Corp.
Refunding Revenue Bonds
Forward Delivery - Rensselaer Polytechnic Institute Project
Series 2020
09/01/2038	5.000%	250,000	274,311
Total			6,491,797
Hospital 6.6%
Genesee County Funding Corp. (The)
Refunding Revenue Bonds
Rochester Regional Health Project
Series 2022
12/01/2052	5.250%	500,000	530,336
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
University of Rochester Project
Series 2017
07/01/2037	4.000%	500,000	508,094
Nassau County Local Economic Assistance Corp.
Revenue Bonds
Catholic Health Services of Long Island
Series 2014
07/01/2032	5.000%	750,000	772,933
New York State Dormitory Authority
Refunding Revenue Bonds
Montefiore Obligated Group
Series 2020A
09/01/2050	4.000%	2,000,000	1,784,882
Montefiore Obligation Group
Series 2018
08/01/2035	5.000%	350,000	362,503
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Shore - Long Island Jewish Obligation Group
Series 2015A
05/01/2037	5.000%	2,000,000	2,103,615
NYU Hospitals Center
Series 2016
07/01/2040	4.000%	1,000,000	1,006,415
Revenue Bonds
NYU Langone Hospitals Obligated Group
Series 2020A
07/01/2050	4.000%	2,000,000	1,975,727
New York State Dormitory Authority(b)
Refunding Revenue Bonds
Orange Regional Medical Center
Series 2017
12/01/2037	5.000%	400,000	418,662
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2037	3.750%	1,000,000	920,138
Total			10,383,305
Independent Power 0.1%
Suffolk County Industrial Development Agency(a)
Revenue Bonds
Nissequogue Cogen Partners Facility
Series 1998
01/01/2023	5.500%	205,000	205,242
Joint Power Authority 1.6%
New York Power Authority
Refunding Revenue Bonds
Series 2020A
11/15/2055	4.000%	500,000	497,446
Revenue Bonds
Green Transmission Project
Series 2022 (AGM)
11/15/2061	4.000%	2,000,000	2,025,058
Total			2,522,504
Local Appropriation 0.7%
Suffolk County Judicial Facilities Agency
Revenue Bonds
H. Lee Dennison Building
Series 2013
11/01/2025	5.000%	1,000,000	1,034,793
Local General Obligation 6.3%
City of New York
Unlimited General Obligation Bonds
Series 2022D-1
05/01/2042	5.250%	1,250,000	1,446,002

2	Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2018F-1
04/01/2043	5.000%	2,000,000	2,188,513
City of New YorK
Unlimited General Obligation Bonds
Series 2022D-1
05/01/2043	5.250%	1,000,000	1,153,410
City of Poughkeepsie
Limited General Obligation Refunding Bonds
Series 2019
06/01/2031	5.000%	600,000	637,400
County of Nassau
Limited General Obligation Bonds
General Improvement
Series 2018B (AGM)
07/01/2034	5.000%	2,000,000	2,244,496
Series 2017B
04/01/2037	5.000%	2,000,000	2,182,003
Total			9,851,824
Multi-Family 9.1%
Amherst Development Corp.
Refunding Revenue Bonds
University of Buffalo Student Housing
Series 2017 (AGM)
10/01/2045	5.000%	500,000	544,195
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2047	3.700%	2,000,000	1,852,881
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2019
11/01/2039	3.800%	1,480,000	1,454,897
11/01/2049	3.650%	875,000	812,197
Revenue Bonds
Series 2018K
11/01/2048	4.000%	935,000	907,385
Sustainable Development Bonds
Series 2021
05/01/2051	2.750%	1,000,000	755,792
Sustainable Neighborhood
Series 2019
11/01/2049	3.250%	2,000,000	1,725,750
New York State Dormitory Authority
Revenue Bonds
State University of New York
Series 2019
07/01/2049	4.000%	500,000	501,690
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Housing Finance Agency
Revenue Bonds
Affordable Housing
Series 2017M
11/01/2042	3.650%	750,000	719,778
Series 2019D
11/01/2044	3.700%	1,000,000	969,152
Climate Bond Certified/Sustainability Bonds
Series 2019
11/01/2044	3.150%	840,000	734,460
Green Bonds
Series 2017H
11/01/2047	3.650%	1,360,000	1,269,566
Series 2017L (GNMA)
11/01/2037	3.300%	540,000	529,878
Sustainability Bonds
Series 2019I
11/01/2039	3.000%	800,000	711,486
Series 2021J-1 (FHA)
11/01/2056	2.875%	1,000,000	762,256
Total			14,251,363
Municipal Power 4.7%
Guam Power Authority(c)
Refunding Revenue Bonds
Series 2022A
10/01/2043	5.000%	500,000	539,310
10/01/2044	5.000%	500,000	537,995
Long Island Power Authority
Refunding Revenue Bonds
Series 2014A
09/01/2044	5.000%	1,000,000	1,041,936
Revenue Bonds
Electric System General Purpose
Series 2015B
09/01/2045	5.000%	1,380,000	1,477,338
Series 2018
09/01/2038	5.000%	1,000,000	1,117,349
Series 2021A
09/01/2037	5.000%	415,000	416,042
Puerto Rico Electric Power Authority(c),(d)
Revenue Bonds
Series 2010XX
07/01/2040	5.250%	1,500,000	1,226,250
Series 2012A
07/01/2042	5.000%	1,250,000	1,021,875
Total			7,378,095

Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nursing Home 0.9%
Monroe County Industrial Development Corp.
Refunding Revenue Bonds
St. Ann’s Community Project
Series 2019
01/01/2050	5.000%	1,500,000	1,334,306
Other Bond Issue 2.3%
New York Liberty Development Corp.
Refunding Revenue Bonds
Green Bonds - 4 World Trade Center Project
Series 2021
11/15/2051	3.000%	500,000	389,254
New York Transportation Development Corp.(a)
Revenue Bonds
New York State Thruway Service Areas Project
Series 2021
10/31/2046	4.000%	1,500,000	1,358,832
04/30/2053	4.000%	2,000,000	1,771,020
Total			3,519,106
Other Industrial Development Bond 0.2%
New York Liberty Development Corp.
Revenue Bonds
Goldman Sachs Headquarters
Series 2007
10/01/2037	5.500%	260,000	312,953
Pool / Bond Bank 0.9%
New York State Dormitory Authority
Refunding Revenue Bonds
New School
Series 2015
07/01/2050	5.000%	1,395,000	1,431,302
Unrefunded Revenue Bonds
School Districts Bond Financing Program
Series 2009 (AGM)
10/01/2036	5.125%	15,000	15,043
Total			1,446,345
Ports 9.5%
New York Liberty Development Corp.
Refunding Revenue Bonds
Series 2021-1WTC
02/15/2042	3.000%	2,000,000	1,725,918
Port Authority of New York & New Jersey(a)
Refunding Revenue Bonds
193rd Series 2015
10/15/2035	5.000%	3,135,000	3,289,783
Consolidated 186th
Series 2014
10/15/2044	5.000%	1,000,000	1,036,078
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2018-207
09/15/2043	4.000%	1,500,000	1,504,665
Port Authority of New York & New Jersey
Refunding Revenue Bonds
Consolidated 211th
Series 2018
09/01/2043	4.000%	3,000,000	3,041,068
Revenue Bonds
Consolidated 85th
Series 1993
03/01/2028	5.375%	1,640,000	1,806,535
Consolidated 93rd
Series 1994
06/01/2094	6.125%	2,250,000	2,391,225
Total			14,795,272
Prep School 1.1%
Build NYC Resource Corp.
Refunding Revenue Bonds
Series 2015
06/01/2033	5.000%	500,000	525,914
06/01/2035	5.000%	700,000	731,464
Rensselaer County Industrial Development Agency
Refunding Revenue Bonds
Emma Willard School Project
Series 2015A
01/01/2036	5.000%	500,000	533,918
Total			1,791,296
Recreation 1.5%
New York City Industrial Development Agency
Refunding Revenue Bonds
Yankee Stadium Project - Pilot
Series 2020
03/01/2045	4.000%	500,000	498,670
New York City Trust for Cultural Resources
Refunding Revenue Bonds
American Museum of Natural History
Series 2014S
07/01/2041	5.000%	1,000,000	1,045,645
Western Regional Off-Track Betting Corp.(b)
Refunding Revenue Bonds
Series 2021
12/01/2041	4.125%	1,000,000	825,040
Total			2,369,355

4	Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Refunded / Escrowed 1.4%
Build NYC Resource Corp.
Prerefunded 07/01/24 Revenue Bonds
New York Methodist Hospital Project
Series 2014
07/01/2029	5.000%	225,000	238,788
07/01/2030	5.000%	180,000	191,030
Prerefunded 08/01/25 Revenue Bonds
YMCA of Greater New York Project
Series 2015
08/01/2040	5.000%	900,000	981,558
Long Island Power Authority
Prerefunded 09/01/22 Revenue Bonds
Series 2012A
09/01/2037	5.000%	330,000	330,970
09/01/2037	5.000%	255,000	255,749
New York State Dormitory Authority
Prerefunded 07/01/25 Revenue Bonds
New School
Series 2015
07/01/2050	5.000%	105,000	114,432
Total			2,112,527
Resource Recovery 1.3%
Build NYC Resource Corp.(a),(b)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2035	5.000%	750,000	772,294
Jefferson County Industrial Development Agency(a),(b)
Revenue Bonds
ReEnergy Black River LLC P
Series 2019
01/01/2024	5.250%	1,280,000	1,228,638
Total			2,000,932
Retirement Communities 6.0%
Brookhaven Local Development Corp.
Refunding Revenue Bonds
Jefferson’s Ferry Project
Series 2016
11/01/2036	5.250%	750,000	797,989
Revenue Bonds
Jefferson’s Ferry Project
Series 2020
11/01/2055	4.000%	1,000,000	950,531
Huntington Local Development Corp.
Revenue Bonds
Fountaingate Garden Project
Series 2021A
07/01/2056	5.250%	2,000,000	1,821,062
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Suffolk County Economic Development Corp.
Refunding Revenue Bonds
Peconic Landing at Southhold, Inc.
Series 2020
12/01/2040	5.000%	1,540,000	1,633,913
Tompkins County Development Corp.
Refunding Revenue Bonds
Kendal at Ithaca, Inc. Project
Series 2014
07/01/2044	5.000%	1,655,000	1,701,139
Ulster County Capital Resource Corp.(b)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2047	5.250%	500,000	402,149
09/15/2053	5.250%	1,000,000	783,453
Westchester County Local Development Corp.
Refunding Revenue Bonds
Miriam Osborn Memorial Home Association Project
Series 2019
07/01/2042	5.000%	450,000	478,346
Westchester County Local Development Corp.(b)
Revenue Bonds
Purchase Senior Learning Community
Series 2021
07/01/2056	5.000%	1,000,000	876,532
Total			9,445,114
Sales Tax 5.0%
Commonwealth of Puerto Rico(c),(e)
Revenue Notes
Series 2022
11/01/2051	0.000%	520,296	255,596
Subordinated Series 2022
11/01/2043	0.000%	369,812	197,387
Puerto Rico Sales Tax Financing Corp.(c),(e)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	12,100,000	3,511,801
Puerto Rico Sales Tax Financing Corp.(c)
Revenue Bonds
Series 2019A1
07/01/2058	5.000%	1,000,000	1,008,671
Triborough Bridge & Tunnel Authority
Revenue Bonds
Sales Tax - MTA Bridges & Tunnels
Series 2022
05/15/2062	5.250%	2,500,000	2,827,021
Total			7,800,476

Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Single Family 0.8%
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2019-217
04/01/2039	3.625%	135,000	135,147
State of New York Mortgage Agency(a)
Refunding Revenue Bonds
Series 2019-218
04/01/2033	3.600%	950,000	953,822
04/01/2038	3.850%	170,000	171,683
Total			1,260,652
Special Non Property Tax 5.5%
Metropolitan Transportation Authority(e)
Refunding Revenue Bonds
Series 2012A
11/15/2032	0.000%	2,500,000	1,801,203
New York City Transitional Finance Authority(f)
Revenue Bonds
Future Tax Secured
Subordinated Series 2022A-1
08/01/2048	4.000%	3,000,000	3,028,062
New York Convention Center Development Corp.
Refunding Revenue Bonds
Hotel Unit Fee Secured
Series 2015
11/15/2045	5.000%	1,500,000	1,574,200
New York State Thruway Authority
Refunding Revenue Bonds
Personal Income Tax - Bidding Group
Series 2022A
03/15/2050	4.000%	2,000,000	2,001,083
Puerto Rico Highway & Transportation Authority(c),(d)
Refunding Revenue Bonds
Series 2007N
07/01/2025	0.000%	455,000	136,500
Puerto Rico Highways & Transportation Authority(c),(d)
Refunding Revenue Bonds
Series 2007N
07/01/2021	0.000%	415,000	124,500
Total			8,665,548
Special Property Tax 0.9%
Glen Cove Local Economic Assistance Corp.
Refunding Revenue Bonds
Garview Point Public Improvement Project
Series 2016
01/01/2056	5.000%	1,000,000	935,439
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York Liberty Development Corp.
Refunding Revenue Bonds
Bank of America Tower at One Bryant Park Project
Series 2019
09/15/2069	2.800%	500,000	461,721
Total			1,397,160
State General Obligation 0.5%
Commonwealth of Puerto Rico(c),(e)
Unlimited General Obligation Bonds
Series 2021A
07/01/2024	0.000%	24,730	22,999
Commonwealth of Puerto Rico(c)
Unlimited General Obligation Bonds
Series 2021-A1
07/01/2031	5.750%	278,105	312,068
07/01/2033	4.000%	74,064	70,896
07/01/2035	4.000%	66,574	62,839
07/01/2037	4.000%	57,138	53,348
07/01/2041	4.000%	77,686	71,285
07/01/2046	4.000%	275,792	248,231
Total			841,666
Tobacco 5.1%
Chautauqua Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Series 2014
06/01/2034	5.000%	1,000,000	1,003,450
New York Counties Tobacco Trust VI
Refunding Revenue Bonds
Tobacco Settlement Pass-Through
Series 2016
06/01/2051	5.000%	2,000,000	2,015,870
Suffolk Tobacco Asset Securitization Corp.(e)
Refunding Revenue Bonds
Subordinated Series 2021B-2
06/01/2066	0.000%	3,000,000	384,921
Suffolk Tobacco Asset Securitization Corp.
Refunding Revenue Bonds
Tobacco Settlement Asset-Backed Bonds
Subordinated Series 2021
06/01/2050	4.000%	1,500,000	1,468,824
TSASC, Inc.
Refunding Revenue Bonds
Series 2017A
06/01/2041	5.000%	3,000,000	3,140,967
Total			8,014,032

6	Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2022 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Transportation 8.1%
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2017D
11/15/2035	5.000%	1,330,000	1,425,047
11/15/2042	4.000%	2,000,000	1,956,035
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2041	5.000%	1,000,000	1,038,369
Series 2020A-1
11/15/2048	5.000%	2,000,000	2,102,503
Series 2020C-1
11/15/2050	5.000%	2,000,000	2,099,913
Series 2005B (AMBAC)
11/15/2023	5.250%	1,250,000	1,297,546
Transportation
Series 2015B
11/15/2040	5.000%	1,675,000	1,730,597
Transportation Program
Subordinated Series 2015A-1
11/15/2045	5.000%	1,000,000	1,026,525
Total			12,676,535
Turnpike / Bridge / Toll Road 1.6%
New York State Thruway Authority
Revenue Bonds
Series 2019B
01/01/2045	4.000%	2,415,000	2,423,250
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Water & Sewer 1.5%
New York City Water & Sewer System
Revenue Bonds
Series 2019DD-1
06/15/2049	5.000%	2,000,000	2,185,693
Western Nassau County Water Authority
Revenue Bonds
Green Bonds
Series 2021A
04/01/2051	4.000%	225,000	227,774
Total			2,413,467
Total Municipal Bonds (Cost $163,573,109)			156,614,459

Money Market Funds 1.1%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 1.001%(g)	1,682,100	1,682,100
Total Money Market Funds (Cost $1,682,100)		1,682,100
Total Investments in Securities (Cost: $165,255,209)		158,296,559
Other Assets & Liabilities, Net		(1,676,681)
Net Assets		156,619,878

Notes to Portfolio of Investments
(a)	Income from this security may be subject to alternative minimum tax.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2022, the total value of these securities amounted to $11,010,375, which represents 7.03% of total net assets.
(c)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2022, the total value of these securities amounted to $9,401,551, which represents 6.00% of total net assets.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At July 31, 2022, the total value of these securities amounted to $2,509,125, which represents 1.60% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	The rate shown is the seven-day current annualized yield at July 31, 2022.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
FHA	Federal Housing Authority
GNMA	Government National Mortgage Association
Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
Columbia Strategic New York Municipal Income Fund, July 31, 2022 (Unaudited)
Abbreviation Legend  (continued)
MTA	Monthly Treasury Average
NPFGC	National Public Finance Guarantee Corporation
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
8	Columbia Strategic New York Municipal Income Fund | Third Quarter Report 2022

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT205_10_M01_(09/22)